NOTE 7 - INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
NOTE 7 - INTANGIBLE ASSETS

NOTE 6 - INTANGIBLE ASSETS

Patents

A Patent on the Internet-Search Mechanism (“IBSM”) has been granted in the United States, South Africa and has received a “Notice of Allowance” in New Zealand. The patent is currently pending in the following areas: Canada, Australia, European Union, United Kingdom.

Patents are reported at cost, less accumulated amortization and accumulated impairment loss. Costs includes expenditure that is directly attributable to the acquisition of the asset. Once a patent is providing economic benefit to the Company, amortization is provided on a straight-line basis on all patents over their expected useful lives of 20 years.

Intellectual Property

Intellectual Property capitalizes costs of the Company’s qualifying internal research and developments. Intellectual property is amortized over its useful life of 7 years and reported at cost less accumulated amortization and accumulated impairment loss.

Trademarks

The Company has the following trademarks

Name	Type	Class	Status	Territory
Citizens Journalist	Word & Mark	9 & 38	registered	European Union
Citizens Journalist	Word	9 & 38	registered	United Kingdom
BAU Not OK	Word	9 & 38	registered	United Kingdom
Newzmine	Word	9 & 38	registered	United Kingdom
Citizens Journalist	Word & Mark	9, 38, 41 & 42	filed	United States

The Company capitalizes trademark costs where the likelihood of acceptance is expected. Each trademark has been determined to have an infinite useful life and is assessed each reporting period for impairment. If there has been a reduction in the value of the trademark or if the trademark is not successfully registered, the asset will be impaired and charged to expense in the period of impairment.

As of September 30, 2021 and December 31, 2020, trademarks consisted of the following:

	September 30, 2021	December 31, 2020
Trademarks:
NewzMineTM	$9,548	$5,461
Citizens Journalist™	18,663	11,869
	$28,211	$17,330

As of September 30, 2021 and December 31, 2020, intangible assets consisted of the following:

Cost	Patents	Trademarks	Intellectual Property	Capitalized Acquisition Costs	Total
At December 31, 2020	$111,256	$17,330	$2,521,821	$45,745	$2,696,152
Additions	42,182	11,072	—	—	53,254
Effects of currency translation	(2,722)	(191)	(27,785)	—	(30,698)
At September 30, 2021	$150,716	$28,211	$2,494,036	$45,745	$2,718,708

Less accumulated amortization
At December 31, 2020	$—	$—	$1,113,282	$—	$1,113,282
Amortization expense	—	—	274,952	1,716	276,668
Effects of currency translation	—	—	(19,999)	—	(19,999)
At September 30, 2021	$—	$—	$1,368,235	$1,716	$1,369,951

Net book value
At September 30, 2021	$150,716	$28,211	$1,125,801	$44,029	$1,348,757
At December 31, 2020	$111,256	$17,330	$1,408,539	$45,745	$1,582,870

During the nine months ended September 30, 2021 and 2020, the Company purchased $53,254 and $0, respectively, in intangible assets, and recorded amortization expense of $276,668 and $204,866 respectively. No impairment was noted during the periods presented. Based on the carrying value of definite-lived intangible assets as of September 30, 2021, we estimate our amortization expense for the next five years will be as follows:

Nine months ended September 30,	Patents	Intellectual Property	Capitalized Acquisition Costs	Total
3 months remaining 2021	$1,884	$89,073	$550	$91,507
2022	7,536	356,291	2,201	366,028
2023	7,536	356,291	2,201	366,028
2024	7,536	324,146	2,201	333,883
2025	7,536	—	2,201	9,737
Thereafter	118,688	—	34,675	153,363
	$150,716	$1,125,801	$44,029	$1,320,546

NOTE 7 - INTANGIBLE ASSETS

Patents

A Patent on the Internet-Search Mechanism (“IBSM”) has been granted in South Africa and is currently pending in the following areas: United States, Canada, Australia, New Zealand, European Union, United Kingdom. Patents are reported at cost, less accumulated amortization, and accumulated impairment loss. Costs includes expenditure that is directly attributable to the acquisition of the asset. Once a patent is granted, amortization is provided on a straight-line basis on all patents over its expected useful life of 20 years.

Intellectual Property

Intellectual Property capitalizes costs of the company’s qualifying internal research and developments. Intellectual property is amortized over its useful life of 7 years and reported at cost less accumulated amortization, and accumulated impairment loss.

Trademarks

The Company has the following trademarks

Name	Type	Class	Status	Territory
Citizens Journalist	Word & Mark	9 & 38	registered	European Union
Citizens Journalist	Word	9 & 38	registered	United Kingdom
BAU Not OK	Word	9 & 38	registered	United Kingdom
Newzmine	Word	9 & 38	registered	United Kingdom
Citizens Journalist	Word & Mark	9, 38, 41 & 42	filed	United States

The Company capitalizes trademark costs where the likelihood of acceptance is expected. Each trademark has been determined to have an infinite useful life and is assessed each reporting period for impairment. If there has been a reduction in the value of the trademark or if the trademark is not successfully registered, the asset will be impaired and charged to expense in the period of impairment. Trademark impairment of $9,171 and $0 was recorded during the years ended December 31, 2020 and 2019, respectively.

As of December 31, 2020 and 2019, trademarks consisted of the following:

	December 31,	December 31,
	2020	2019
Trademarks:
NewzMineTM	$5,461	$—
Citizens Journalist™	11,869	—
	$17,330	$—

As of December 31, 2020 and 2019, intangible assets consisted of the following:

	Patents	Trademarks	Intellectual Property	Capitalized Acquisition Costs	Total
At December 31, 2019	$75,658	$—	$1,953,837	$—	$2,029,495
Additions	32,649	26,975	491,830	45,745	597,199
Impairment	—	(9,171)	—	—	(9,171)
Effects of currency translation	2,949	(474)	76,154	—	78,629
At December 31, 2020	$111,256	$17,330	$2,521,821	$45,745	$2,696,152

Less accumulated amortization
At December 31, 2019	$—	$—	$792,399	$—	$792,399
Depreciation expense	—	—	273,549	—	273,549
Effects of currency translation	—	—	47,334	—	47,334
At December 31, 2020	$—	$—	$1,113,282	$—	$1,113,282

Net book value
At December 31, 2020	$111,256	$17,330	$1,408,539	$45,745	$1,582,870
At December 31, 2019	$75,658	$—	$1,161,438	$—	$1,237,096

Cost	Patents	Intellectual Property	Total
At December 31, 2018	$46,749	$1,910,253	$1,957,002
Additions	20,573	—	20,573
Effects of currency translation	8,336	43,584	51,920
At December 31, 2019	$75,658	$1,953,837	$2,029,495

Less accumulated amortization
At December 31, 2018	$—	$501,830	$501,830
Charge for the year	—	271,848	271,848
Effects of currency translation	—	18,721	18,721
At December 31, 2019	$—	$792,399	$792,399

Net book value
At December 31, 2019	75,658	1,161,438	1,237,096
At December 31, 2018	$46,749	$1,408,423	$1,455,172

Based on the carrying value of definite-lived intangible assets as of December 31, 2020, we estimate our amortization expense for the next five years will be as follows:

Year Ended December 31,	Patents	Intellectual Property	Capitalized Acquisition Costs	Total
2021	$5,563	$201,220	$2,287	$209,070
2022	5,563	201,220	2,287	209,070
2023	5,563	201,220	2,287	209,070
2024	5,563	201,220	2,287	209,070
2025	5,563	201,220	2,287	209,070
Thereafter	83,441	402,439	34,310	520,190
	$111,256	$1,408,539	$45,745	$1,565,540